OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES

As of June 30, 2022 and December 31, 2021, other payables and accrued expenses consist of:

	June 30, 2022	December 31, 2021
	(Unaudited)
Advances from unrelated third parties (i)	$611,611	$770,612
Other taxes payable (ii)	4,033,589	3,665,976
Accrued professional fees	-	9,279
Amount due to employees (iii)	49,429	87,889
Other current liabilities	100,213	359,743
	$4,794,842	$4,893,499

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.